Fair value of financial instrument - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	£ 311,465	£ 262,828 [1]
Brokered certificates of deposit
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	3,065	790
Significant unobservable inputs (Level 3) | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	669	555
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	809	651
Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Increase Decrease In Derivative Fair Value Adjustments	33
Fair value adjustments	531	498
Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Increase Decrease In Derivative Fair Value Adjustments	(45)
Fair value adjustments	82	127
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase Decrease In Derivative Fair Value Adjustments	(176)
Fair value adjustments	388	212
Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase Decrease In Derivative Fair Value Adjustments	(117)
Fair value adjustments	(208)	(91)
Financial instruments at fair value, category | Significant unobservable inputs (Level 3) | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	106	122
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	19	59
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	35	40
Financial instruments at amortised cost, category | Significant unobservable inputs (Level 3) | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	27	28
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	0	0
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	£ 1	£ 2

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.